Real Estate Investments (Schedule of Future Minimum Rental Payments for Operating Leases) (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Real Estate Investments, Net [Abstract]
2016	$ 39,633	$ 157,027
2017	160,004	159,426
2018	153,784	130,993
2019	155,875	132,715
2020	150,703	127,233
Thereafter	912,235	709,032
Total	$ 1,572,234	$ 1,416,426